Stockholders' Equity (Details Textual 1) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jun. 27, 2016	May 08, 2015	Jul. 31, 2016	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized					200,000,000		200,000,000	200,000,000
Common stock, shares issued					27,377,490		25,304,270	12,547,684
Common stock, shares outstanding					27,377,490		25,304,270	12,547,684
Preferred stock, shares authorized					10,000,000		10,000,000	10,000,000
Preferred stock, shares issued					0		0	0
Preferred stock, shares outstanding					0		0	0
Proceeds from issuance of common stock, net of issuance costs					$ 2,122,861	$ 0	$ 4,405,973	$ 17,366,620
Proceeds from issuance of private placement net	$ 9,500,000			$ 9,500,000			9,460,749	0
Convertible preferred stock, beneficial conversion feature recognized as deemed dividend			$ 332,550		33,255,000,000
Proceeds from issuance of units under initial public offering gross		$ 17,100,000
Proceeds from issuance of units under initial public offering net		$ 12,100,000
Stock and warrants issued during period shares initial public offering purchase price per unit		$ 6.00
Share-based compensation, tax benefit from compensation expense					$ 0		0
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, total							$ 2,200,000
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, period for recognition							1 year 2 months 1 day
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value							$ 1,088,978	$ 1,140,079
Share-based compensation arrangement by share-based payment award, options, grants in period, gross					723,600		1,463,650	1,961,637